PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

	As of December 31,
	2 0 1 9	2 0 1 8
Cost:
Electronic equipment	$38,432	$33,160
Office furniture and equipment	4,353	1,557
Leasehold improvements	25,330	11,340
	$68,115	$46,057

Accumulated depreciation:
Electronic equipment	$28,835	$25,259
Office furniture and equipment	1,431	1,237
Leasehold improvements	7,283	5,805
	37,549	32,301
Net book value	$30,566	$13,756